AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	584,534	$6,254,510
(cost $5,968,393)

Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $62,776)	62,776	62,776

TOTAL INVESTMENTS—96.2% (cost $6,031,169)(wa)		6,317,286

Other assets in excess of liabilities(z) — 3.8%		252,785

Net Assets — 100.0%		$6,570,071

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68	10 Year U.S. Ultra Treasury Notes	Dec. 2024	$8,044,188	$(3,954)
10	20 Year U.S. Treasury Bonds	Dec. 2024	1,241,875	(5,171)
				(9,125)
Short Positions:
8	2 Year U.S. Treasury Notes	Dec. 2024	1,665,938	(2,852)
23	5 Year U.S. Treasury Notes	Dec. 2024	2,527,305	(4,521)
30	10 Year U.S. Treasury Notes	Dec. 2024	3,428,438	1,501
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	532,375	7,197
				1,325
				$(7,800)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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